UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21901

ALPINE GLOBAL PREMIER PROPERTIES FUND
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York		10577
(Address of principal executive offices)		(Zip code)

Alpine Woods Capital Investors, LLC 2500 Westchester Avenue, Suite 215 Purchase, New York 10577
(Name and address of agent for service)

Copies of information to:

	Thomas R. Westle, Esq.	Sarah E. Cogan, Esq.
	Blank Rome LLP	Simpson Thacher & Bartlett LLP
	405 Lexington Ave	425 Lexington Ave
	New York, NY 10174	New York, NY 10174

Registrant's telephone number, including area code:		914-251-0880

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1 – Schedule of Investments.

ALPINE GLOBAL PREMIER PROPERTIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2008 (Unaudited)

		Value
Description	Shares	(Note 1)

COMMON STOCKS (98.9%)
Australia (6.4%)
Goodman Group – REIT	3,000,000	$11,776,093
GPT Group	1,000,000	3,360,757
Stockland Corp., Ltd.	1,500,000	9,759,639
Valad Property Group Pty, Ltd.	26,342,860	24,906,990
Westfield Group	2,845,000	47,169,346
		96,972,825
Austria (1.9%)
Conwert Immobilien Invest SE*	620,153	9,957,410
Immofinanz AG	2,102,000	19,781,544
		29,738,954
Brazil (5.7%)
Agra Empreendimentos Imobiliarios SA*	1,358,700	7,492,547
Brascan Residential Properties SA	1,228,400	6,348,014
Brasil Brokers Participacoes SA*	16,500	11,913,019
Companhia Brasileira de Desenvolvimento Imobiliario Turistico*	21,700	10,479,903
Cyrela Brazil Realty SA	819,545	10,669,460
Cyrela Commercial Properties SA Empreendimentos e Participacoes*	191,100	1,195,054
Ez Tec Empreendimentos e Participacoes SA*	769,200	2,492,575
Gafisa SA*(1)	151,000	5,259,330
Gafisa SA	582,300	9,831,899
Iguatemi Empresa de Shopping Centers SA	42,300	631,254
Klabin Segall SA	199,100	1,041,342
Multiplan Empreendimentos Imobiliarios SA*	905,000	9,826,890
Tecnisa SA	577,000	2,768,550
Trisul SA*	1,150,000	7,198,124
		87,147,961
China (2.1%)
Agile Property Holdings, Ltd.	5,000,000	5,521,036
Greentown China Holdings, Ltd.	3,524,000	4,194,027
Guangzhou R&F Properties Co., Ltd.	3,243,000	8,442,876
Hopson Development Holdings, Ltd.	5,229,900	9,390,070
Shimao Property Holdings, Ltd.	2,555,200	4,489,447
		32,037,456
France (8.5%)
Accor SA	500,000	37,910,887
Club Mediterranee*	101,895	4,849,113
Eurosic, Inc.*	93,300	4,508,050
Kaufman & Broad SA	98,662	3,753,565
Klepierre	10,000	529,712
Nexity Initiale SAS	236,998	10,707,773
Societe Immobiliere de Location pour l’Industrie et le Commerce	74,715	9,977,107
Sodexho Alliance SA	104,703	5,634,968
Unibail-Rodamco Co.	217,911	51,268,032
		129,139,206
Germany (3.0%)
Colonia Real Estate AG*	371,115	7,448,452
Dawnay Day Sirius, Ltd.	3,905,000	4,426,746
Dawnay Day Treveria PLC	10,457,500	12,437,744
DIC Asset AG	195,661	5,797,428
Eurocastle Investment, Ltd.	653,202	15,994,286
		46,104,656
Hong Kong (7.6%)
The Hongkong & Shanghai Hotels, Ltd.	6,714,000	10,384,272
Hongkong Land Holdings, Ltd.	1,570,000	7,379,000
Kowloon Development Co., Ltd.	9,200,000	21,072,530
Midland Holdings, Ltd.	18,959,800	27,816,801
New World Development, Ltd.	4,326,000	13,093,204

NWS Holdings, Ltd.	3,088,000	8,672,989
Shangri-La Asia, Ltd.	3,657,600	10,765,304
Sino Land Co., Ltd.	3,541,400	10,673,092
Swire Pacific, Ltd.	338,250	4,598,234
Zhong An Real Estate, Ltd.*	606,000	297,659
		114,753,085
India (1.5%)
Hirco PLC*	1,065,632	7,988,849
Unitech Corporate Parks PLC*	3,104,000	6,666,242
Yatra Capital, Ltd.*	650,000	8,697,203
		23,352,294
Italy (1.9%)
Pirelli & C Real Estate S.p.A	513,795	20,379,779
Risanamento S.p.A	1,821,533	7,860,190
		28,239,969
Japan (11.8%)
Advance Residence Investment Corp.	295	1,198,364
Aeon Mall Co., Ltd.	350,000	8,951,996
Creed Corp.	4,656	6,917,561
DA Office Investment Corp.	348	1,852,160
Frontier Real Estate Investment Corp.	413	2,683,558
The Japan General Estate Co., Ltd.	804,100	8,801,283
Japan Hotel and Resort, Inc.	781	2,864,168
Japan Logistics Fund, Inc.	1,203	7,432,141
Kenedix, Inc.	5,190	6,002,821
Mitsubishi Estate Co., Ltd.	367,000	9,731,910
Mitsui Fudosan Co., Ltd.	503,000	11,493,629
Mori Hills REIT Investment Corp.	2,941	19,801,175
Nomura Real Estate Holdings, Inc.	747,200	15,984,578
Pacific Management Corp.	11,175	9,604,542
Secured Capital Japan Co., Ltd.	2,624	3,898,557
Sumitomo Real Estate Sales Co., Ltd.	215,230	9,957,512
Sumitomo Realty & Development Co., Ltd.	1,120,200	27,545,470
Tokyo Tatemono Co., Ltd.	1,482,600	12,477,568
United Urban Investment Corp.	505	3,100,898
Urban Corp.	929,200	8,606,535
		178,906,426
Malaysia (0.5%)
KLCC Property Holdings Bhd	4,094,000	4,150,307
Resorts World Bhd	2,900,000	3,495,596
		7,645,903
Mexico (1.8%)
Consorcio ARA SAB de C.V.	100,000	107,586
Corp. GEO SAB de C.V.*	1,522,000	4,902,559
Desarrolladora Homex*	500,000	4,611,442
Desarrolladora Homex SAB de C.V.*(1)	250,100	13,737,993
Urbi Desarrollos Urbanos SA de C.V.*	1,277,800	4,511,271
		27,870,851
Norway (1.4%)
Norwegian Property ASA	2,126,600	21,224,926

Philippines (0.2%)
Ayala Land, Inc.	1,050,000	362,471
SM Prime Holdings, Inc.	9,605,000	2,297,337
		2,659,808
Poland (0.7%)
Orco Property Group	102,320	10,091,594

Russia (1.5%)
PIK Group*(2)(3)	805,000	22,942,500

Singapore (6.2%)
ARA Asset Management, Ltd.*	15,852,000	6,432,533
Ascendas - REIT	5,000,000	7,657,022
Ascott Residence Trust	300,000	266,761
Banyan Tree Holdings, Ltd.	8,997,100	9,016,148
CapitaCommercial Trust	12,498,200	18,345,982
CapitaLand, Ltd.	2,925,000	12,178,899
CapitaMall Trust	3,850,000	8,042,343

City Developments, Ltd.	1,527,800	12,183,585
Macquarie MEAG Prime REIT	17,451,400	13,054,682
Mandarin Oriental International, Ltd.	1,849,000	3,679,510
Singapore Land, Ltd.	799,000	3,360,649
		94,218,114
Spain (0.6%)
Realia Business SA	958,300	8,533,989

Sweden (1.7%)
JM AB	1,133,500	21,200,069
Skanska AB	250,000	4,243,582
		25,443,651
Thailand (0.7%)
Land and Houses PLC	5,000,000	1,211,570
Minor International*	21,644,000	10,030,386
		11,241,956
United Kingdom (8.3%)
British Land Co., Plc.	400,000	8,033,726
Great Portland Estates PLC	827,000	7,943,068
Hammerson PLC	1,076,200	24,268,430
Helical Bar PLC	772,684	5,915,593
Intercontinental Hotels Group PLC	654,505	10,067,205
Mapeley, Ltd.	531,572	14,925,622
Segro PLC	3,643,076	36,584,342
Shaftesbury PLC	1,102,318	11,551,893
Songbird Estates PLC	2,050,000	6,522,431
		125,812,310
United States (24.9%)
Alexander’s, Inc.*	38,870	13,608,387
Alexandria Real Estate Equities, Inc.	199,000	19,547,770
American Financial Realty Trust	1,536,046	12,641,659
Ashford Hospitality Trust, Inc.	814,400	5,090,000
Brandywine Realty Trust	276,500	5,212,025
CBL & Associates Properties, Inc.	150,000	3,987,000
DiamondRock Hospitality Co.	678,000	8,915,700
Forestar Real Estate*	394,650	9,013,806
General Growth Properties, Inc.	500,000	18,260,000
Gramercy Capital Corp.	195,616	4,528,510
Guaranty Financial Group, Inc.*	394,650	5,485,635
Hospitality Properties Trust	124,800	4,236,960
Host Hotels & Resorts, Inc.	1,460,000	24,440,400
HRPT Properties Trust	2,300,000	18,285,000
iStar Financial, Inc.	1,480,965	39,512,146
Kilroy Realty Corp.	175,000	8,580,250
Mack-Cali Realty Corp.	426,500	15,149,280
Maguire Properties, Inc.	526,600	14,523,628
Marriott International, Inc. – Class A	914,200	32,874,632
Orient-Express Hotels, Ltd.	458,497	23,727,220
SL Green Realty Corp.	50,000	4,640,500
Standard-Pacific Corp.	200,000	762,000
Starwood Hotels & Resorts Worldwide, Inc.	500,000	22,625,000
Strategic Hotels & Resorts, Inc.	150,000	2,152,500
Sunrise Senior Living, Inc.*	374,300	10,746,153
Taubman Centers, Inc.	100,000	5,015,000
Temple-Inland, Inc.	1,183,950	22,199,063
Vornado Realty Trust	250,000	22,600,000
		378,360,224
TOTAL COMMON STOCKS (Identified Cost $1,851,403,550)		1,502,438,658

	Maturity		Value
Description	Date	Shares	(Note 1)

EQUITY - LINKED STRUCTURED NOTES (3.7%)
United Kingdom (0.6%)
Morgan Stanley BV - Barratt Developments PLC (3)	02/06/09	150,000	3,776,249

Morgan Stanley BV - Berkeley Group Holdings PLC (3)	01/03/11	300,000	6,007,397
			9,783,646

United States (3.1%)
Morgan Stanley BV - Boston Properties, Inc. (3)	11/13/08	290,000	26,656,800
Morgan Stanley BV - Wynn Resorts, Ltd. (3)	11/29/10	174,000	20,006,520
			46,663,320

TOTAL EQUITY - LINKED STRUCTURED NOTES
(Identified Cost $63,597,961)			56,446,966

	Interest		Value
Description	Rate	Shares	(Note 1)

SHORT TERM INVESTMENTS (0.2%)
Morgan Stanley Money Market Fund(4)	5.037%	3,872,059	3,872,059
Reserve Primary Fund(4)	4.486%	9,266	9,266
			3,881,325
TOTAL SHORT TERM INVESTMENTS (Identified Cost $3,881,325)			3,881,325

TOTAL INVESTMENTS (102.8%) (Identified Cost $1,918,882,836)			1,562,766,949

TOTAL LIABILITIES LESS OTHER ASSETS (-2.8%)			(43,172,925)

NET ASSETS (100.0%)			$1,519,594,024

OUTSTANDING FORWARD CURRENCY CONTRACTS
	Expiration	Units Per		Currency Value	Unrealized Gain/
Description	Date	Contract		In $USD	(Loss)
Contracts Purchased:
European Euro	2/1/08	3,050,267	(EUR)	$4,534,836	$25,763
				$4,534,836	$25,763
Contracts Sold:
European Euro	2/1/08	125,758	(EUR)	$186,965	$(1,081)
European Euro	3/14/08	90,000,000	(EUR)	133,632,274	(1,579,774)
Great Britain Pound	2/1/08	606,964	(GBP)	1,206,976	(696)
Great Britain Pound	3/14/08	43,000,000	(GBP)	85,282,631	2,459,226
				$220,308,846	$877,675

* Non-income producing security.

(1) ADR - American Depositary Receipt.

(2) GDR - Global Depositary Receipt.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.

(4) Investments in other funds are calculated at their respective net asset value as determined by those funds, in accordance with the Investment Company Act of 1940. The interest rate shown represents the rate at January 31, 2008.

Common Abbreviations:

AB	Aktiebolag is the Swedish equivalent of the term corporation.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	Allmennaksjeselskap is the Norweigan term for a public limited company.
Bhd	Berhad is the Malaysian term for private limited company.
Co.	Company
Corp.	Corporation
Inc.	Incorporated
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S.p.A.	Societa` Per Azioni is an Italian shared company.

SA	Generally designates corporations in various countries, mostly those employing the civil law.
SA de C.V.	A variable capital company.
SAB de C.V.	A variable capital company.
SE	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

See Notes to Quarterly Portfolio Investments.

NOTES TO QUARTERLY PORTFOLIO INVESTMENTS

January 31, 2008

1. Organization:

Alpine Global Premier Properties Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund’s primary investment objective is capital appreciation. The Fund’s secondary investment objective is high current income.

The Fund had no operations prior to April 26, 2007 other than matters relating to its organization and the sale and issuance of 213,089.005 shares of beneficial interest in the Fund to a group consisting of Alpine Woods Capital Investors, LLC (“Alpine Woods”), certain of its officers and parties either related to or affiliated with those officers and 6,235.602 shares of beneficial interest in the Fund to the Independent Trustees at the initial subscription price of $19.10 per share. Alpine Woods serves as the Fund’s investment adviser. The Fund’s Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “AWP”.

The following summarizes the significant accounting policies of the Fund.

2. Security Valuation:

The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (the “NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. In computing the Fund’s net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security - traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over the- counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

3. Foreign Securities:

The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is included with the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

4. Securities Transactions and Investment Income:

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, which includes amortization of premium and accretion of discounts. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

5. Total Return Swap Contract:

The Fund may enter into total return swaps. A total return swap is an agreement between the Fund and a counterparty to exchange a market linked return for a floating rate payment, both based on a notional principal amount. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily based upon quotations from the market makers end the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	36,447,374
Gross depreciation (excess of tax cost over value)	(399,682,465)
Net unrealized appreciation/(depreciation)	(363,235,091)
Cost of investments for income tax purposes	1,926,002,040

6. Income Tax:

SWAP AGREEMENTS:

(Expressed in U.S. Dollars)

Total Return Swap Counterparty	Shares	Notional Amount	Floating Rate Paid by the Fund (5)	Floating Rate Index	Termination Date	Unrealized Appreciation	% of Net Assets
Morgan Stanley
Swap Tranches:

Phoenix Mills, Ltd.	170,000	8,452,672	US 1MT LIBOR + 0.45%	US 1MT LIBOR	08/05/10	$284,357	0.02%

(5) London-Interbank Offered Rate - British Bankers Association Fixing for US Dollar. The fixing is conducted each day at 11:00 a.m. (London time). The rate is an average derived from the quotations provided by the banks determined by the British Bankers Association. The US IM LIBOR was 4.54% as of January 31, 2008.

7. New Accounting Pronouncements:

In September 2006, the FASB issued FASB Statement No. 157, “Fair Valuation Measurement” (“SFAS No. 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is currently evaluating the potential impact the adoption of SFAS No. 157 will have on the Fund’s financial statements.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE GLOBAL PREMIER PROPERTIES FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 28, 2008

By:	/s/ Sheldon Flamm
Sheldon Flamm
Chief Financial Officer (Principal Financial Officer)

Date:	March 28, 2008

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